Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Information (Tables) [Abstract]
Unaudited Quarterly Financial Information
	2011 Quarterly Periods Ended
	March 31	June 30	September 30		December 31
	(in millions - except per share amounts)
Total Revenues	$3,730	$3,609	$4,333		$3,444
Operating Income	832	717	890	(a)	343	(b)
Income Before Extraordinary Items	355	353	657	(a) (c)	211	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	355	353	930	(a) (c)	311	(b) (c)

Amounts Attributable to AEP Common Shareholders:
Income Before Extraordinary Items	353	352	655	(a) (c)	208	(b) (c)
Extraordinary Items, Net of Tax	-	-	273	(c)	100	(c)
Net Income	353	352	928	(a) (c)	308	(b) (c)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share Before Extraordinary Items	0.73	0.73	1.35		0.43
Extraordinary Items per Share	-	-	0.57		0.20
Earnings per Share (f)	0.73	0.73	1.92		0.63

	2010 Quarterly Periods Ended
	March 31	June 30		September 30	December 31
	(in millions - except per share amounts)
Total Revenues	$3,569	$3,360		$4,064	$3,434
Operating Income	758	394	(d)	1,025	486	(e)
Net Income	346	137	(d)	557	178	(e)

Amounts Attributable to AEP Common Shareholders:
Net Income	344	136	(d)	555	176	(e)

Basic Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

Diluted Earnings per Share Attributable to AEP
Common Shareholders:
Earnings per Share (f)	0.72	0.28		1.16	0.37

(a)       Includes pretax write-offs for plant impairments (see Note 6) and a provision for refund of POLR charges in Ohio (see Note 3).

(b)       Includes a refund of POLR charges in Ohio (see Note 3) and OPCo adjustments for fuel disallowances, the 2010 SEET and the obligation to contribute to Partnership with Ohio and Ohio Growth Fund. Also includes a write-off for SWEPCo's Turk Plant (see Note 6).

(c)       See "TCC Texas Restructuring" section of Note 2 and "Texas Restructuring" section of Note 3 for discussion of gains recorded in the third and fourth quarters of 2011.

(d)       See Note 16 for discussion of expenses related to cost reduction initiatives in 2010.

(e)        Includes a $43 million refund provision for the 2009 SEET in addition to various other provisions for certain regulatory and legal matters.

(f)       Quarterly Earnings per Share amounts are meant to be stand-alone calculations and are not always additive to full-year amount due to rounding.